General & Administrative Expenses - Shares held by executives and directors (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares Held By Executives And Directors [Abstract]
Executives and Directors as a group	2,729,680	2,416,385	1,967,768